Financial investments, Restructuring agreement of Abengoa (Details) - Ten West Link [Member]	9 Months Ended
Sep. 30, 2022 mi
Restructuring Agreement [Abstract]
Percentage of interest acquired	12.50%
Length of transmission lines	114